PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES CARRYING AMOUNT BY CURRENCY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	¥ 314,251	$ 48,299		¥ 330,491
RMB
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	314,184			330,425
HKD
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	¥ 67			¥ 66

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.